Other liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Other Liabilities
Other liabilities consist of the following:

	As at
	March 31, 2022	March 31, 2021
Current:
Withholding taxes and value added tax payables	$8,164	$9,288
Other liabilities	3,187	2,204

Total	$11,351	$11,492

Non-current:
Other liabilities	78	211

Total	$78	$211